Acquisitions (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
		Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Acquisitions [Line Items]
Acquisition related costs			$ 0	$ 1,100	$ 350
Amount of revenue	[1]		1,636	$ 1,754	$ 3,515	3,346
Common Stock [Member]
Acquisitions [Line Items]
Converted common stock (in Shares)					3,075,185
EM LLC [Member]
Acquisitions [Line Items]
Exchange of shares (in Shares)		6,461			6,461
Liabilities incurred		$ 48,200
Business Combination, Voting Equity Interest Acquired, Percentage		100.00%
Fair value					$ 23,100
Acquired intangible assets			300		300
Amount of revenue			1,700		3,100
Amount of net loss			$ 3,500		4,800
Acquisition-Related Costs [Member]
Acquisitions [Line Items]
Acquisition related costs					$ 0	$ 1,900

[1]	Since the acquisition of the Operating Companies on January 5, 2026, the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2026 include revenue of $1.7 million and net loss of $3.1 million and revenue of $3.5 million and net loss of $4.8 million, respectively.